Environmental rehabilitation obligation and other provisions - Assumptions used to calculate the provision (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
European operations
Disclosure of other provisions [line items]
Inflation rate	2.50%	2.10%	2.50%
Discount rate		3.10%	3.30%
Discount period		23 years	24 years
European operations | Minimum
Disclosure of other provisions [line items]
Discount rate	2.30%
Discount period	2 years
European operations | Maximum
Disclosure of other provisions [line items]
Discount rate	3.00%
Discount period	23 years
Australian operations
Disclosure of other provisions [line items]
Inflation rate	2.50%	2.80%
Discount rate	3.90%	3.70%
Discount period		40 months
Australian operations | Minimum
Disclosure of other provisions [line items]
Discount period	5 years
Australian operations | Maximum
Disclosure of other provisions [line items]
Discount period	19 years
Total SA gold | South Africa
Disclosure of other provisions [line items]
Inflation rate	7.00%	7.00%	6.50%
Total SA gold | South Africa | Minimum
Disclosure of other provisions [line items]
Discount rate	8.30%	8.90%	7.80%
Discount period	1 year	1 year	1 year
Total SA gold | South Africa | Maximum
Disclosure of other provisions [line items]
Discount rate	11.10%	12.30%	11.50%
Discount period	25 years	25 years	22 years
PGM operations | South Africa
Disclosure of other provisions [line items]
Inflation rate	7.00%	7.00%	6.50%
PGM operations | South Africa | Minimum
Disclosure of other provisions [line items]
Discount rate	8.30%	8.90%	7.80%
Discount period	1 year	1 year	1 year
PGM operations | South Africa | Maximum
Disclosure of other provisions [line items]
Discount rate	11.10%	12.30%	11.60%
Discount period	45 years	48 years	49 years
PGM operations | United States
Disclosure of other provisions [line items]
Inflation rate	3.50%	3.50%	4.00%
Discount rate	4.80%	4.00%	4.00%
PGM operations | United States | Minimum
Disclosure of other provisions [line items]
Discount period	25 years	31 years	31 years
PGM operations | United States | Maximum
Disclosure of other provisions [line items]
Discount period	35 years	46 years	43 years